Goodwill - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 South Deep Gold Mine	Dec. 31, 2012 South Africa Rand South Deep Gold Mine	Dec. 31, 2012 Currency Us Dollar South Deep Gold Mine
Goodwill [Line Items]
Long-term gold price			400,000	1,500
Exchange rate		R8.29 to $1.00
South Deep life of mine (in years)		80 years
Discount rate, based on a calculated weighted average cost of capital to Gold Fields, lower limit	3.20%
Discount rate, based on a calculated weighted average cost of capital to Gold Fields, upper limit	5.80%